Lease Operations - Lessee	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Lease Operations - Lessee

 Note 12 - Lease Operations - Lessee

The accounting policy on lease operations (lessee) is presented in Note 2c VII.

During the period ended 12/31/2024, total cash outflow with lease amounted to R$ 987 and lease agreements in the amount of R$ 200 were renewed. There are no relevant sublease agreements.

Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, are presented below:

	12/31/2024	12/31/2023
Up to 3 months	244	275
3 months to 1 year	716	706
From 1 to 5 years	2,728	2,588
Over 5 years	1,348	1,197
Total Financial Liability	5,036	4,766

Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Sublease revenues	34	26	26
Depreciation expenses	(710)	(863)	(951)
Interest expenses	(261)	(367)	(414)
Lease expenses for low value assets	(95)	(104)	(102)
Variable expenses not include in lease liabilities	(51)	(57)	(58)
Total	(1,083)	(1,365)	(1,499)

In the periods from 01/01 to 12/31/2024, from 01/01 to 12/31/2023 and from 01/01 to 12/31/2022, there was no impairment adjustment.